Unaudited Interim Condensed Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		31 Months Ended	37 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
Revenues
Sales Revenue, Goods, Net	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenues	0	0	0	0	0	0	0	0
Operating Expenses
General and Administrative Expense	2,375	2,050	4,507	5,551	11,818	9,117	24,845	29,352
Operating Expenses	2,375	2,050	4,507	5,551	11,818	9,117	24,845	29,352
Operating Income (Loss)	(2,375)	(2,050)	(4,507)	(5,551)	(11,818)	(9,117)	(24,845)	(29,352)
Income Tax Expense (Benefit)
Current Income Tax Expense (Benefit)	0	0	0	0	0	0	0	0
Net Income (Loss) Attributable to Parent	$ (2,375)	$ (2,050)	$ (4,507)	$ (5,551)	$ (11,818)	$ (9,117)	$ (24,845)	$ (29,352)
Earnings Per Share
Earnings Per Share, Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000